Loans	12 Months Ended
Dec. 31, 2019
Loans
Loans

10.     Loans

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,	December 31,
	2019	2018
Fixed interest rates	2,757,333	2,706,834
Floating interest rates	3,135,664	3,071,590
Total	5,892,997	5,778,424

As of December 31, 2019, and 2018, 74% and 82% of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

As of December 31, 2019, the range of interest rates on loans fluctuates from 1.20% to 13.93% (December 31, 2018 1.20% to 12.25%).

As of December 31, 2019, and 2018, the Bank had credit transactions in the normal course of business with 11% and 17%, respectively, of its Class “A” and “B” stockholders.  All transactions were made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and were subject to all of the Bank’s Corporate Governance and control procedures.  As of December 31, 2019, and 2018, approximately 11% and 9%, respectively, of the outstanding loan portfolio was placed with the Bank’s Class “A” and “B” stockholders and their related parties.  As of December 31, 2019, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the owner of record of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

Recognition and derecognition of financial assets

During the years ended December 31, 2019, 2018 and 2017, the Bank sold loans measured at amortized cost. These sales were made based on compliance with the Bank's strategy to optimize credit risk of its loan portfolio.

The carrying amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “Gain (loss) on financial instruments, net” in the consolidated statement of profit or loss.

	Assignments and	Gains
	participations	(losses)
Carrying amount as of December 31, 2019	15,000	21
Carrying amount as of December 31, 2018	61,667	(625)
Carrying amount as of December 31, 2017	77,400	181